UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07685

FRONTIER FUNDS, INC.
 (Exact name of registrant as specified in charter)

400 Skokie Blvd.
Suite 500
Northbrook, Illinois 60062
 (Address of principal executive offices) (Zip code)

William D. Forsyth III
400 Skokie Blvd., Suite 500
Northbrook, Illinois 60062
 (Name and address of agent for service)

(847) 509-9860
Registrant's telephone number, including area code

Date of fiscal year end:  June 30, 2019

Date of reporting period:  September 30, 2018

Item 1. Schedule of Investments.

Frontier MFG Global Equity Fund
SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Number of Shares		Value
COMMON STOCKS 86.0%
	Germany 3.4%
304,313	SAP SE	$37,452,169

	Switzerland 6.4%
424,712	Nestle SA	35,408,535
411,168	Novartis AG	35,360,280
		70,768,815
	United Kingdom 2.8%
3,086,493	Lloyds Banking Group PLC	2,384,407
315,282	Reckitt Benckiser Group PLC	28,831,606
		31,216,013
	United States 73.4%
7,815	Alphabet, Inc. - Class A (a)	9,433,330
57,979	Alphabet, Inc. - Class C (a)	69,196,210
297,872	Apple, Inc.	67,241,625
115,486	Berkshire Hathaway, Inc. - Class B (a)	24,726,708
300,346	Crown Castle International Corp.	33,437,520
654,153	eBay, Inc. (a)	21,600,132
422,861	Facebook, Inc. - Class A (a)	69,543,720
353,966	HCA Healthcare, Inc.	49,243,750
459,087	Lowe's Companies, Inc.	52,712,369
206,357	Mastercard, Inc. - Class A	45,937,132
167,493	McDonald's Corp.	28,019,904
403,659	Microsoft Corp.	46,166,480
861,267	Oracle Corp.	44,406,927
1,081,293	Starbucks Corp.	61,460,694
931,364	The Kraft Heinz Co.	51,327,470
421,649	Visa, Inc. - Class A	63,285,298
685,035	Wells Fargo & Co.	36,005,440
445,310	Yum! Brands, Inc.	40,483,132
		814,227,841
	Total Common Stocks
	(Cost $618,203,119)	953,664,838

SHORT-TERM INVESTMENTS 17.8%
	Investment Company 17.8%
198,007,374	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 2.01%	198,007,374
	Total Short-Term Investments
	(Cost $198,007,374)	198,007,374

	Total Investments 103.8%
	(Cost $816,210,493)	1,151,672,212

	Liabilities in Excess of Other Assets (3.8)%	(42,143,176)

	TOTAL NET ASSETS 100.0%	$1,109,529,036

(a) Non-Income Producing.

The cost basis of investments for federal income tax purposes at September 30, 2018, was as follows(1):

	Investments	Foreign Currency	Total Portfolio
Tax cost(2)	$816,210,493	$387,552	$816,598,045

Gross unrealized appreciation	354,751,776	-	354,751,776
Gross unrealized depreciation	(19,290,057)	(4,545)	(19,294,602)
Net unrealized appreciation (depreciation)	$335,461,719	$(4,545)	$335,457,174

(1) Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.
(2) Tax cost represents tax cost on investments.

Frontier MFG Global Plus Fund
SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Number of Shares		Value
COMMON STOCKS 83.5%
	Germany 3.2%
85,288	SAP SE	$10,496,497

	Switzerland 6.1%
118,956	Nestle SA	9,917,445
115,277	Novartis AG	9,913,775
		19,831,220
	United Kingdom 2.8%
1,224,939	Lloyds Banking Group PLC	946,301
88,433	Reckitt Benckiser Group PLC	8,086,936
		9,033,237
	United States 71.4%
2,197	Alphabet, Inc. - Class A (a)	2,651,955
16,244	Alphabet, Inc. - Class C (a)	19,386,726
83,393	Apple, Inc.	18,825,136
37,165	Berkshire Hathaway, Inc. - Class B (a)	7,957,399
84,036	Crown Castle International Corp.	9,355,728
183,352	eBay, Inc. (a)	6,054,283
121,260	Facebook, Inc. - Class A (a)	19,942,419
99,152	HCA Healthcare, Inc.	13,794,026
136,836	Lowe's Companies, Inc.	15,711,510
57,759	MasterCard, Inc. - Class A	12,857,731
47,001	McDonald's Corp.	7,862,797
113,080	Microsoft Corp.	12,932,960
244,658	Oracle Corp.	12,614,566
302,904	Starbucks Corp.	17,217,063
260,911	The Kraft Heinz Co.	14,378,805
118,146	Visa, Inc. - Class A	17,732,533
193,619	Wells Fargo & Co.	10,176,615
124,619	Yum! Brands, Inc.	11,329,114
		230,781,366
	Total Common Stocks
	(Cost $201,441,582)	270,142,320

SHORT-TERM INVESTMENTS 25.5%
	Investment Company 25.5%
82,509,101	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 2.01%	82,509,101
	Total Short-Term Investments
	(Cost $82,509,101)	82,509,101

	Total Investments 109.0%
	(Cost $283,950,683)	352,651,421

	Liabilities in Excess of Other Assets (9.0)%	(29,229,617)

	TOTAL NET ASSETS 100.0%	$323,421,804

(a) Non-Income Producing.

The cost basis of investments for federal income tax purposes at September 30, 2018, was as follows(1):

	Investments	Foreign Currency	Total Portfolio
Tax cost(2)	$283,950,683	$172,790	$284,123,473

Gross unrealized appreciation	71,450,310	-	71,450,310
Gross unrealized depreciation	(2,749,572)	(2,023)	(2,751,595)
Net unrealized appreciation (depreciation)	$68,700,738	$(2,023)	$68,698,715

(1) Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.
(2) Tax cost represents tax cost on investments.

Frontier MFG Core Infrastructure Fund
SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Number of Shares		Value
COMMON STOCKS 94.6%
	Australia 8.3%
806,466	APA Group	$5,817,892
502,863	Atlas Arteria Ltd.	2,537,197
2,631,364	AusNet Services	3,090,889
1,224,498	Spark Infrastructure Group	1,982,692
1,541,452	Sydney Airport	7,677,120
1,343,215	Transurban Group	10,894,002
		31,999,792
	Canada 11.8%
136,147	Canadian Utilities Ltd. - Class A	3,347,678
158,484	Emera, Inc.	4,927,587
324,185	Enbridge, Inc.	10,461,062
290,379	Fortis, Inc.	9,415,146
407,311	Hydro One Ltd.	6,193,309
262,390	TransCanada Corp.	10,616,267
28,424	Valener, Inc.	420,094
		45,381,143
	Chile 0.6%
4,113,117	Aguas Andinas SA - Class A	2,276,350

	France 4.2%
50,720	Aeroports de Paris	11,418,463
375,925	Getlink	4,801,141
		16,219,604
	Germany 1.5%
63,203	Fraport AG Frankfurt Airport Services Worldwide	5,584,354

	Hong Kong 2.7%
1,458,928	Power Assets Holdings Ltd.	10,156,876

	Italy 6.5%
401,216	Enav SpA	1,955,560
588,561	Italgas SpA	3,193,970
2,384,127	Snam SpA	9,934,670
165,504	Societa Iniziative Autostradali e Servizi SpA	2,450,018
1,388,695	Terna Rete Elettrica Nazionale SpA	7,418,391
		24,952,609
	Mexico 2.4%
250,168	Grupo Aeroportuario del Centro Norte SAB de CV	1,787,965
325,943	Grupo Aeroportuario del Pacifico SAB de CV - Class B	3,565,970
189,373	Grupo Aeroportuario del Sureste SAB de CV - Class B	3,869,629
		9,223,564
	Netherlands 1.1%
87,376	Koninklijke Vopak NV	4,305,446

	New Zealand 1.5%
879,298	Auckland International Airport Ltd.	4,254,742
722,724	Vector Ltd.	1,652,745
		5,907,487
	Portugal 0.4%
484,401	REN - Redes Energeticas Nacionais SGPS SA	1,366,664

	Spain 7.2%
65,338	Aena SME SA	11,341,164
158,356	Cellnex Telecom SA	4,160,731
163,175	Enagas SA	4,404,810
369,828	Red Electrica Corp SA	7,746,168
		27,652,873
	Switzerland 1.1%
20,986	Flughafen Zuerich AG	4,242,534

	United Kingdom 5.8%
1,099,756	National Grid PLC	11,344,163
305,168	Pennon Group PLC	2,836,811
162,049	Severn Trent PLC	3,905,381
466,079	United Utilities Group PLC	4,276,734
		22,363,089
	United States 39.5%
13,265	ALLETE, Inc.	995,008
68,684	Alliant Energy Corp.	2,923,878
68,627	Ameren Corp.	4,338,599
109,969	American Electric Power Co., Inc.	7,794,603
8,650	American States Water Co.	528,861
53,247	American Tower Corp.	7,736,789
48,937	American Water Works Co., Inc.	4,304,988
49,653	Aqua America, Inc.	1,832,196
32,909	Atmos Energy Corp.	3,090,484
16,995	Avista Corp.	859,267
13,884	Black Hills Corp.	806,522
8,881	California Water Service Group	380,995
79,658	CMS Energy Corp.	3,903,242
83,203	Consolidated Edison, Inc.	6,339,237
69,256	Crown Castle International Corp.	7,710,270
110,242	Dominion Energy Corp.	7,747,808
50,647	DTE Energy Co.	5,527,107
96,726	Duke Energy Corp.	7,740,014
90,925	Edison International	6,153,804
10,449	El Paso Electric Co.	597,683
75,821	Evergy, Inc.	4,164,089
88,434	Eversource Energy	5,433,385
15,008	IDACORP, Inc.	1,489,244
7,850	InfraREIT, Inc.	166,027
100,146	NiSource, Inc.	2,495,638
8,491	Northwest Natural Holding Company	568,048
14,596	NorthWestern Corp.	856,201
13,556	ONE Gas, Inc.	1,115,388
144,323	PG&E Corp.	6,640,301
33,253	Pinnacle West Capital Corp.	2,632,973
23,705	PNM Resources, Inc.	935,162
28,292	Portland General Electric Co.	1,290,398
187,192	PPL Corp.	5,477,238
32,050	SBA Communications Corp. (a)	5,148,192
42,414	SCANA Corp.	1,649,480
66,673	Sempra Energy	7,584,054
4,152	SJW Group	253,895
15,283	Southwest Gas Holdings, Inc.	1,207,815
15,331	Spire, Inc.	1,127,595
172,860	The Southern Co.	7,536,696
88,057	WEC Energy Group, Inc.	5,878,685
143,162	Xcel Energy, Inc.	6,758,678
		151,720,537

	Total Common Stocks
	(Cost $339,615,528)	363,352,922

CLOSED-END FUNDS 1.5%
	Guernsey 0.3%
598,379	John Laing Infrastructure Fund Ltd.	1,112,182

	United Kingdom 1.2%
1,298,522	HICL Infrastructure Co. Ltd.	2,594,607
1,001,874	International Public Partnerships Ltd.	1,974,445
		4,569,052
	Total Closed-End Funds
	(Cost $5,775,674)	5,681,234

SHORT-TERM INVESTMENTS 4.2%
	Investment Company 4.2%
16,062,580	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 2.10%	16,062,580
	Total Short-Term Investments
	(Cost $16,062,580)	16,062,580

	Total Investments 100.3%
	(Cost $361,453,782)	385,096,736

	Liabilities in Excess of Other Assets (0.3)%	(1,088,977)

	TOTAL NET ASSETS 100.0%	$384,007,759

(a) Non-Income Producing.

The cost basis of investments for federal income tax purposes at September 30, 2018, was as follows(1):

	Investments	Foreign Currency	Total Portfolio
Tax cost(2)	$361,453,782	$175,235	$361,629,017

Gross unrealized appreciation	34,153,459	850	34,154,309
Gross unrealized depreciation	(10,510,505)	(339)	(10,510,844)
Net unrealized appreciation	$23,642,954	$511	$23,643,465

(1) Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.
(2) Tax cost represents tax cost on investments.

Frontier MFG Select Infrastructure Fund
SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Number of Shares		Value
COMMON STOCKS 90.1%
	Australia 20.8%
119,053	APA Group	$858,855
271,269	Atlas Arteria Ltd.	1,368,689
355,722	Spark Infrastructure Group	575,980
193,827	Sydney Airport	965,345
282,586	Transurban Group	2,291,884
		6,060,753
	Canada 9.1%
6,366	Canadian Pacific Railway Ltd.	1,346,636
40,066	Enbridge, Inc.	1,292,882
		2,639,518
	Chile 1.6%
836,036	Aguas Andinas SA - Class A	462,693

	France 6.3%
5,799	Aeroports de Paris	1,305,513
42,137	Getlink	538,154
		1,843,667
	Germany 1.2%
3,998	Fraport AG Frankfurt Airport Services Worldwide	353,247

	Italy 4.1%
97,983	Snam SpA	408,296
34,785	Societa Iniziative Autostradali e Servizi SpA	514,935
49,551	Terna Rete Elettrica Nazionale SpA	264,701
		1,187,932
	Netherlands 3.0%
17,944	Koninklijke Vopak NV	884,189

	New Zealand 2.9%
175,327	Auckland International Airport Ltd.	848,371

	Spain 4.0%
6,696	Aena SME SA	1,162,271

	Switzerland 2.4%
3,387	Flughafen Zuerich AG	684,717

	United Kingdom 1.4%
38,188	National Grid PLC	393,915

	United States 33.3%
7,770	American Tower Corp.	1,128,981
11,817	American Water Works Co., Inc.	1,039,541
16,174	Atmos Energy Corp.	1,518,900
15,394	Crown Castle International Corp.	1,713,814
17,878	Eversource Energy	1,098,425
11,914	Sempra Energy	1,355,218
21	Southwest Gas Holdings, Inc.	1,660
2,573	Union Pacific Corp.	418,962
8,408	WEC Energy Group, Inc.	561,318
18,363	Xcel Energy, Inc.	866,917
		9,703,736

	Total Common Stocks
	(Cost $26,205,642)	26,225,009

SHORT-TERM INVESTMENTS 10.6%
	Investment Company 10.6%
3,090,759	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 2.01%	3,090,759
	Total Short-Term Investments
	(Cost $3,090,759)	3,090,759

	Total Investments 100.7%
	(Cost $29,296,401)	29,315,768

	Liabilities in Excess of Other Assets (0.7)%	(192,603)

	TOTAL NET ASSETS 100.0%	$29,123,165

The cost basis of investments for federal income tax purposes at September 30, 2018, was as follows(1):

	Investments	Foreign Currency	Total Portfolio
Tax cost(2)	$29,296,401	$25,024	$29,321,425

Gross unrealized appreciation	439,680	20	439,700
Gross unrealized depreciation	(420,313)	(108)	(420,421)
Net unrealized appreciation (depreciation)	$19,367	$(88)	$19,279

(1) Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.
(2) Tax cost represents tax cost on investments.

Frontier Timpani Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Number of Shares		Value
COMMON STOCKS 100.0%
	Consumer Discretionary 21.0%
3,240	2U, Inc. (a)	$243,615
19,334	Aspen Group, Inc. (a)	131,471
15,501	At Home Group, Inc. (a)	488,747
14,862	BJ's Restaurants, Inc.	1,073,037
59,114	Boot Barn Holdings, Inc. (a)	1,679,429
16,506	Canada Goose Holdings, Inc. (a)	1,065,297
57,322	Chegg, Inc. (a)	1,629,664
19,560	Conn's, Inc. (a)	691,446
11,630	DSW, Inc. - Class A	394,024
10,659	Grand Canyon Education, Inc. (a)	1,202,335
15,030	National Vision Holdings, Inc. (a)	678,454
108,959	Noodles & Co. (a)	1,318,404
14,148	Ollie's Bargain Outlet Holdings, Inc. (a)	1,359,623
30,176	Planet Fitness, Inc. - Class A (a)	1,630,409
23,520	Ruth's Hospitality Group, Inc.	742,056
7,544	SiteOne Landscape Supply, Inc. (a)	568,365
12,068	Stitch Fix, Inc. - Class A (a)	528,216
8,700	Strategic Education, Inc.	1,192,161
6,183	Texas Roadhouse, Inc.	428,420
5,521	The Children's Place, Inc.	705,584
10,113	The Lovesac Co. (a)	252,623
		18,003,380
	Consumer Staples 1.2%
22,782	Central Garden & Pet Co. (a)	821,063
13,784	Primo Water Corp. (a)	248,801
		1,069,864
	Energy 2.1%
6,844	DMC Global, Inc.	279,235
52,290	TPI Composites, Inc. (a)	1,492,880
		1,772,115
	Financial Services 3.7%
29,974	Green Dot Corp. - Class A (a)	2,662,291
844	LendingTree, Inc. (a)	194,204
5,503	LPL Financial Holdings, Inc.	354,998
		3,211,493
	Health Care 30.5%
17,436	Addus HomeCare Corp. (a)	1,223,135
8,271	AxoGen, Inc. (a)	304,786
35,898	CareDx, Inc. (a)	1,035,657
50,876	HTG Molecular Diagnostics, Inc. (a)	256,924
9,471	Inogen, Inc. (a)	2,312,061
2,751	Insulet Corp. (a)	291,468
19,999	Invitae Corp. (a)	334,583
11,571	iRadimed Corp. (a)	429,863
5,052	Jazz Pharmaceuticals PLC (a)	849,393
19,963	LHC Group, Inc. (a)	2,055,989
6,509	Ligand Pharmaceuticals, Inc. (a)	1,786,655
39,264	Merit Medical Systems, Inc. (a)	2,412,773
13,602	Natera, Inc. (a)	325,632
5,493	Neurocrine Biosciences, Inc. (a)	675,364

2,885	Neuronetics, Inc. (a)	92,493
3,019	Nuvectra Corp. (a)	66,358
9,547	Omnicell, Inc. (a)	686,429
8,474	Penumbra, Inc. (a)	1,268,558
35,728	PetIQ, Inc. (a)	1,404,468
65,748	R1 RCM, Inc. (a)	668,000
6,863	REGENXBIO, Inc. (a)	518,157
10,400	Sientra, Inc. (a)	248,352
7,774	STAAR Surgical Co. (a)	373,152
15,634	Tabula Rasa HealthCare, Inc. (a)	1,269,325
27,405	Tactile Systems Technology, Inc. (a)	1,947,125
7,985	Teladoc Health, Inc. (a)	689,505
13,236	TransEnterix, Inc. (a)	76,769
7,916	Ultragenyx Pharmaceutical, Inc. (a)	604,307
41,148	Veracyte, Inc. (a)	392,963
75,058	Vericel Corp. (a)	1,062,071
41,310	ViewRay, Inc. (a)	386,662
		26,048,977
	Materials & Processing 4.4%
23,379	Ingevity Corp. (a)	2,381,853
62,402	PGT Innovations, Inc. (a)	1,347,883
		3,729,736
	Producer Durables 7.7%
13,961	ACM Research, Inc. - Class A (a)	154,548
22,823	BG Staffing, Inc.	620,786
16,075	FLIR Systems, Inc.	988,130
13,890	HEICO Corp.	1,286,353
6,295	KMG Chemicals, Inc.	475,650
8,876	NV5 Global, Inc. (a)	769,549
6,854	Old Dominion Freight Line, Inc.	1,105,276
43,202	Profire Energy, Inc. (a)	137,815
4,735	Saia, Inc. (a)	361,991
45,257	Spartan Motors, Inc.	667,541
		6,567,639
	Technology 28.4%
10,947	Altair Engineering, Inc. - Class A (a)	475,647
36,186	Apptio, Inc. - Class A (a)	1,337,435
19,871	BlackLine, Inc. (a)	1,122,115
8,828	Blucora, Inc. (a)	355,327
25,172	Bottomline Technologies (de), Inc. (a)	1,830,256
30,779	Carbonite, Inc. (a)	1,097,271
7,506	Coupa Software, Inc. (a)	593,725
8,129	Diodes, Inc. (a)	270,615
13,506	Everbridge, Inc. (a)	778,486
40,058	Five9, Inc. (a)	1,750,134
27,186	Lantronix, Inc. (a)	110,647
16,240	LivePerson, Inc. (a)	421,428
8,761	Mercury Systems, Inc. (a)	484,659
10,074	Mimecast Ltd. (a)	421,899
6,997	NICE Ltd. - ADR (a)	800,947
17,733	OptimizeRx Corp. (a)	319,194
17,570	PlayAGS, Inc. (a)	517,788
33,873	RealPage, Inc. (a)	2,232,231
20,628	RingCentral, Inc. - Class A (a)	1,919,435
8,934	Roku, Inc. (a)	652,450
35,122	ShotSpotter, Inc. (a)	2,152,627
12,528	TechTarget, Inc. (a)	243,294
70,745	The Meet Group, Inc. (a)	350,188

7,180	Twilio, Inc. - Class A (a)	619,490
100,963	USA Technologies, Inc. (a)	726,934
25,037	Varonis Systems, Inc. (a)	1,833,960
16,487	WNS (Holdings) Ltd. - ADR (a)	836,715
		24,254,897
	Utilities 1.0%
25,047	Boingo Wireless, Inc. (a)	874,140

	Total Common Stocks
	(Cost $54,852,084)	85,532,241

SHORT-TERM INVESTMENTS 0.3%
	Investment Company 0.3%
229,371	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 2.01%	229,371
	Total Short-Term Investments
	(Cost $229,371)	229,371

	Total Investments 100.3%
	(Cost $55,081,455)	85,761,612

	Liabilities in Excess of Other Assets (0.3)%	(253,447)

	TOTAL NET ASSETS 100.0%	$85,508,165

(a) Non-Income Producing.
ADR- American Depositary Receipt

The cost basis of investments for federal income tax purposes at September 30, 2018, was as follows(1):

	Investments	Total Portfolio
Tax cost(2)	$55,081,455	$55,081,455

Gross unrealized appreciation	31,047,931	31,047,931
Gross unrealized depreciation	(367,774)	(367,774)
Net unrealized appreciation	$30,680,157	$30,680,157

(1) Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.
(2) Tax cost represents tax cost on investments.

Frontier Phocas Small Cap Value Fund
SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Number of Shares		Value
COMMON STOCKS 96.6%
	Consumer Discretionary 11.0%
16,029	American Eagle Outfitters, Inc.	$398,000
18,039	Entercom Communications Corp. - Class A	142,508
11,585	G-III Apparel Group Ltd. (a)	558,281
17,471	Modine Manufacturing Co. (a)	260,318
7,561	Nexstar Media Group, Inc. - Class A	615,465
7,470	Penske Automotive Group, Inc.	354,003
16,976	SeaWorld Entertainment, Inc. (a)	533,556
3,616	The Cheesecake Factory, Inc.	193,601
8,579	TopBuild Corp. (a)	487,459
7,627	Tower International, Inc.	230,717
3,356	Williams-Sonoma, Inc.	220,556
6,365	Wolverine World Wide, Inc.	248,553
		4,243,017
	Consumer Staples 0.9%
7,231	B&G Foods, Inc.	198,491
13,779	Hostess Brands, Inc. (a)	152,534
		351,025
	Energy 6.3%
8,122	C&J Energy Services, Inc. (a)	168,938
57,501	Callon Petroleum Co. (a)	689,437
7,299	Delek US Holdings, Inc.	309,696
11,074	McDermott International, Inc. (a)	204,094
6,707	PDC Energy, Inc. (a)	328,375
46,292	Ring Energy, Inc. (a)	458,754
16,942	Superior Energy Services, Inc. (a)	165,015
5,380	US Silica Holdings, Inc.	101,305
		2,425,614
	Financials 27.6%
6,485	Banner Corp.	403,172
9,419	Bryn Mawr Bank Corp.	441,751
4,840	Carolina Financial Corp.	182,565
21,998	CenterState Bank Corp.	617,044
5,006	Chemical Financial Corp.	267,320
16,569	CNO Financial Group, Inc.	351,594
6,372	Eagle Bancorp, Inc. (a)	322,423
7,892	Enterprise Financial Services Corp.	418,671
23,717	F.N.B. Corp.	301,680
8,991	First Interstate BancSystem, Inc. - Class A	402,797
8,748	Franklin Financial Network, Inc. (a)	342,047
5,698	Guaranty Bancorp	169,231
3,422	Heartland Financial USA, Inc.	198,647
12,665	Heritage Commerce Corp.	188,962
23,151	Heritage Insurance Holdings, Inc.	343,098
5,895	IBERIABANK Corp.	479,558
10,968	LegacyTexas Financial Group, Inc.	467,237
1,701	Meta Financial Group, Inc.	140,588
12,131	OneMain Holdings, Inc. (a)	407,723
6,000	Preferred Bank	351,000
3,003	Primerica, Inc.	362,012
7,222	Selective Insurance Group, Inc.	458,597

6,196	Simmons First National Corp. - Class A	182,472
14,812	State Bank Financial Corp.	447,026
5,716	Stifel Financial Corp.	293,002
11,078	Triumph Bancorp, Inc. (a)	423,180
17,513	Umpqua Holdings Corp.	364,270
10,026	Union Bankshares Corp.	386,302
15,603	United Community Banks, Inc.	435,168
3,072	Walker & Dunlop, Inc.	162,447
3,982	Wintrust Financial Corp.	338,231
		10,649,815
	Health Care 6.3%
3,488	ANI Pharmaceuticals, Inc. (a)	197,212
7,421	Avanos Medical, Inc. (a)	508,339
7,223	Diplomat Pharmacy, Inc. (a)	140,198
7,452	Emergent BioSolutions, Inc. (a)	490,565
3,569	NuVasive, Inc. (a)	253,328
8,874	Patterson Companies, Inc.	216,969
62,234	Progenics Pharmaceuticals, Inc. (a)	390,207
4,314	Syneos Health, Inc. (a)	222,387
		2,419,205
	Industrials 14.1%
3,645	ASGN, Inc. (a)	287,700
11,113	Atkore International Group, Inc. (a)	294,828
5,986	Atlas Air Worldwide Holdings, Inc. (a)	381,607
29,597	CBIZ, Inc. (a)	701,449
9,205	Columbus McKinnon Corp.	363,966
4,069	EMCOR Group, Inc.	305,623
11,682	Gibraltar Industries, Inc. (a)	532,699
19,644	Heartland Express, Inc.	387,576
5,424	Kadant, Inc.	584,978
6,736	MYR Group, Inc. (a)	219,863
5,932	Quanta Services, Inc. (a)	198,010
9,250	SkyWest, Inc.	544,825
3,181	Tetra Tech, Inc.	217,262
3,648	The Timken Company	181,853
20,888	Wesco Aircraft Holdings, Inc. (a)	234,990
		5,437,229
	Information Technology 9.0%
15,265	AVX Corp.	275,533
2,739	Belden, Inc.	195,592
2,374	CACI International, Inc. - Class A (a)	437,172
11,271	Conduent, Inc. (a)	253,823
32,987	Cypress Semiconductor Corp.	477,982
9,402	Finisar Corp. (a)	179,108
3,057	MKS Instruments, Inc.	245,019
14,542	Photronics, Inc. (a)	143,239
3,101	Plexus Corp. (a)	181,439
5,908	Progress Software Corp.	208,493
2,161	Tech Data Corp. (a)	154,663
19,985	Unisys Corp. (a)	407,694
6,375	Verint Systems, Inc. (a)	319,387
		3,479,144
	Materials 5.2%
20,024	Ferro Corp. (a)	464,957
4,875	HB Fuller Co.	251,891
2,773	Kaiser Aluminum Corp.	302,423
2,672	KapStone Paper and Packaging Corp.	90,608
2,800	KMG Chemicals, Inc.	211,568

8,730	Materion Corp.	528,165
11,963	TimkenSteel Corp. (a)	177,890
		2,027,502
	Real Estate 11.5%
17,291	Acadia Realty Trust	484,667
16,347	Chatham Lodging Trust	341,489
3,433	CoreSite Realty Corp.	381,544
13,122	Hudson Pacific Properties, Inc.	429,352
46,273	Independence Realty Trust, Inc.	487,255
17,421	Jernigan Capital, Inc.	336,051
13,842	National Storage Affiliates Trust	352,140
13,086	NorthStar Realty Europe Corp.	185,298
12,833	Pebblebrook Hotel Trust	466,736
5,426	QTS Realty Trust, Inc. - Class A	231,527
16,085	Rexford Industrial Realty, Inc.	514,076
10,681	Sabra Health Care REIT, Inc.	246,945
		4,457,080
	Utilities 4.7%
3,486	Black Hills Corp.	202,502
3,915	IDACORP, Inc.	388,485
4,578	New Jersey Resources Corp.	211,046
5,152	Portland General Electric Co.	234,983
8,846	South Jersey Industries, Inc.	311,998
3,761	Spire, Inc.	276,622
16,726	TerraForm Power, Inc. - Class A	193,185
		1,818,821
	Total Common Stocks
	(Cost $29,037,616)	37,308,452

SHORT-TERM INVESTMENTS 3.1%
	Investment Company 3.1%
1,181,241	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 2.01%	1,181,241
	Total Short-Term Investments
	(Cost $1,181,241)	1,181,241

	Total Investments 99.7%
	(Cost $30,218,857)	38,489,693

	Other Assets in Excess of Liabilities 0.3%	99,515

	TOTAL NET ASSETS 100.0%	$38,589,208

(a) Non-Income Producing.

The cost basis of investments for federal income tax purposes at September 30, 2018 was as follows(1):

	Investments	Total Portfolio
Tax cost(2)	$30,218,857	$30,218,857

Gross unrealized appreciation	9,105,180	9,105,180
Gross unrealized depreciation	(834,344)	(834,344)
Net unrealized appreciation	$8,270,836	$8,270,836

(1) Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.
(2) Tax cost represents tax cost on investments.

Investment Valuation - Equity securities for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are primarily traded. Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent bid price. Equity securities that are traded on NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Debt securities are valued at the bid price provided by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models as well as market transactions and dealer bid quotations. Shares of underlying mutual funds are valued at their respective Net Asset Value (“NAV”). Exchange-traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. Securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In the case of foreign securities, the occurrence of events after the close of the foreign markets, but prior to the time the Fund’s NAV is calculated, will result in a systematic fair value adjustment to the trading prices of foreign securities. The Fund will value foreign securities at fair value using fair valuation procedures approved by the Board of Directors (the "Board"), taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. The Board has retained an independent fair value pricing service to assist in valuing foreign securities held by the Frontier MFG Global Equity, Frontier MFG Global Plus, Frontier MFG Core Infrastructure and Frontier MFG Select Infrastructure Funds. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the advisers or subadvisers pursuant to guidelines established by the Board. The Board has appointed a Valuation Committee to assist the Board in its oversight of valuation procedures.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities that the Funds have the ability to access
Level 2 — Evaluated prices based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities and changes in benchmark securities indices)
Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of inputs used to value the Funds' securities as of September 30, 2018:

MFG Global Equity

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$953,664,838	$-	$-	$953,664,838
Total Equity	953,664,838	-	-	953,664,838
Short-Term Investments	198,007,374	-	-	198,007,374
Total Investments in Securities	$1,151,672,212	$-	$-	$1,151,672,212

MFG Global Plus

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$270,142,320	$-	$-	$270,142,320
Total Equity	270,142,320	-	-	270,142,320
Short-Term Investments	82,509,101	-	-	82,509,101
Total Investments in Securities	$352,651,421	$-	$-	$352,651,421

MFG Core Infrastructure

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$363,352,922	$-	$-	$363,352,922
Closed-End Funds	5,681,234	-	-	5,681,234
Total Equity	369,034,156	-	-	369,034,156
Short-Term Investments	16,062,580	-	-	16,062,580
Total Investments in Securities	$385,096,736	$-	$-	$385,096,736

MFG Select Infrastrusture

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$26,225,009	$-	$-	$26,225,009
Total Equity	26,225,009	-	-	26,225,009
Short-Term Investments	3,090,759	-	-	3,090,759
Total Investments in Securities	$29,315,768	$-	$-	$29,315,768

Timpani Small Cap Growth

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$85,532,241	$-	$-	$85,532,241
Total Equity	85,532,241	-	-	85,532,241
Short-Term Investments	229,371	-	-	229,371
Total Investments in Securities	$85,761,612	$-	$-	$85,761,612

Phocas Small Cap Value

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$37,308,452	$-	$-	$37,308,452
Total Equity	37,308,452	-	-	37,308,452
Short-Term Investments	1,181,241	-	-	1,181,241
Total Investments in Securities	$38,489,693	$-	$-	$38,489,693

(a) See Fund's Schedule of Investments for sector or country classifications.

	MFG Global	MFG Global	MFG Core
	Equity	Plus	Infrastructure
Transfers into Level 1	$139,436,996	$39,360,954	$138,658,882
Transfers out of Level 2	(139,436,996)	(39,360,954)	(138,658,882)
Net transfers	$-	$-	$-

Tax Disclosure – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.  Therefore, no federal income tax provision has been provided.

The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations.  During the period, the Funds did not incur any interest or penalties.  The Funds have reviewed all open tax years and concluded that there is no effect to any of the Funds’ financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return.  The Funds have no examinations in progress.  The Company is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change during the remainder of the fiscal year.

During the year ended June 30, 2018, the Frontier MFG Global Plus Fund and Frontier Timpani Small Cap Growth Fund utilized capital loss carryforwards of $312,481 and $2,523,110, respectively.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frontier Funds, Inc.

By  /s/ William D. Forsyth III
                       William D. Forsyth III, President
                       (Principal Executive Officer)

Date  11/12/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ William D. Forsyth III
                       William D. Forsyth III, President
                       (Principal Executive Officer)

Date  11/12/2018

By  /s/ Elyce D. Dilworth
       Elyce D. Dilworth, Treasurer and Assistant Secretary
      (Principal Financial Officer)

Date  11/12/2018